Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2020
Offsetting Financial Assets and Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets and financial liabilities [text block]

01 – Offsetting Financial Assets and Financial Liabilities

The Group is eligible to present certain financial assets and financial liabilities on a net basis on the balance sheet pursuant to criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.

The following tables provide information on the impact of offsetting on the consolidated balance sheet, as well as the financial impact of netting for instruments subject to an enforceable master netting arrangement or similar agreement as well as available cash and financial instrument collateral.

Assets

	Dec 31, 2020
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	8,234	(2,863)	5,371	0	0	(5,319)	53
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	3,161	0	3,161	0	0	(2,855)	307
Securities borrowed (enforceable)	0	0	0	0	0	0	0
Securities borrowed (non-enforceable)	0	0	0	0	0	0	0
Financial assets at fair value through profit or loss (enforceable)	463,397	(84,554)	378,843	(263,518)	(45,066)	(58,410)	11,849
Of which: Positive market values from derivative financial instruments (enforceable)	336,976	(12,557)	324,419	(262,525)	(45,048)	(5,162)	11,684
Financial assets at fair value through profit or loss (non-enforceable)	149,137	0	149,137	0	(1,098)	(12,790)	135,249
Of which: Positive market values from derivative financial instruments (non-enforceable)	19,074	0	19,074	0	(1,003)	(1,116)	16,955
Total financial assets at fair value through profit or loss	612,534	(84,554)	527,980	(263,518)	(46,164)	(71,200)	147,099
Loans at amortized cost	426,691	0	426,691	0	(12,129)	(52,571)	361,991
Other assets	120,531	(10,170)	110,360	(43,277)	(412)	(90)	66,581
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,286	(21)	3,265	(2,607)	(411)	(90)	156
Remaining assets subject to netting	1,543	0	1,543	0	0	0	1,543
Remaining assets not subject to netting	249,854	0	249,854	0	(384)	(2,768)	246,703
Total assets	1,422,549	(97,587)	1,324,961	(306,795)	(59,089)	(134,803)	824,275

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2020
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	567,745	0	567,745	0	0	0	567,745
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	4,586	(2,263)	2,323	0	0	(2,323)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	3	0	3	0	0	(2)	1
Securities loaned (enforceable)	1,686	0	1,686	0	0	(1,686)	0
Securities loaned (non-enforceable)	11	0	11	0	0	(2)	9
Financial liabilities at fair value through profit or loss (enforceable)	480,029	(86,803)	393,226	(265,150)	(34,846)	(41,642)	51,589
Of which: Negative market values from derivative financial instruments (enforceable)	326,692	(14,715)	311,976	(264,042)	(34,846)	(5,816)	7,273
Financial liabilities at fair value through profit or loss (non-enforceable)	25,972	0	25,972	0	(1,875)	(6,184)	17,914
Of which: Negative market values from derivative financial instruments (non-enforceable)	15,798	0	15,798	0	(1,875)	(166)	13,757
Total financial liabilities at fair value through profit or loss	506,002	(86,803)	419,199	(265,150)	(36,721)	(47,826)	69,502
Other liabilities	122,730	(8,521)	114,208	(49,534)	(121)	(6)	64,547
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	1,315	(36)	1,279	(1,090)	(121)	(6)	62
Remaining liabilities not subject to netting	157,602	0	157,602	0	(2)	(1)	157,599
Total liabilities	1,360,364	(97,587)	1,262,777	(314,684)	(36,844)	(51,845)	859,403

Other assets include € 1.4 billion positive market values for derivative financial instruments which have been reclassified into asset held for sale, associated with the Prime Finance platform being transferred to BNP Paribas, along with the corresponding impact of master netting agreements and collateralization. Due to the same reason, other liabilities include € 1.9 billion negative market values for derivative financial instruments which have been reclassified into liabilities held for sale, along with the corresponding impact of master netting agreements and collateralization. For further information please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale” to the consolidated financial statements.

Assets

	Dec 31, 2019
			Net amounts of financial assets presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial assets	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral¹	Net amount
Central bank funds sold and securities purchased under resale agreements (enforceable)	14,174	(2,985)	11,189	0	0	(11,186)	3
Central bank funds sold and securities purchased under resale agreements (non-enforceable)	2,612	0	2,612	0	0	(2,464)	148
Securities borrowed (enforceable)	424	0	424	0	0	(299)	124
Securities borrowed (non-enforceable)	4	0	4	0	0	(4)	0
Financial assets at fair value through profit or loss (enforceable)	476,371	(96,171)	380,200	(263,180)	(41,115)	(65,075)	10,830
Of which: Positive market values from derivative financial instruments (enforceable)	337,117	(17,479)	319,638	(262,326)	(41,115)	(5,535)	10,661
Financial assets at fair value through profit or loss (non-enforceable)	150,513	0	150,513	0	(1,119)	(12,424)	136,971
Of which: Positive market values from derivative financial instruments (non-enforceable)	13,293	0	13,293	0	(1,062)	(896)	11,335
Total financial assets at fair value through profit or loss	626,884	(96,171)	530,713	(263,180)	(42,234)	(77,498)	147,801
Loans at amortized cost	429,841	0	429,841	0	(11,819)	(55,458)	362,563
Other assets	116,259	(5,900)	110,359	(37,267)	(570)	(138)	72,384
Of which: Positive market values from derivatives qualifying for hedge accounting (enforceable)	3,004	(224)	2,780	(2,149)	(443)	(94)	94
Remaining assets subject to netting	1,415	0	1,415	0	0	(1,361)	54
Remaining assets not subject to netting	211,117	0	211,117	0	(745)	(1,276)	209,096
Total assets	1,402,730	(105,056)	1,297,674	(300,447)	(55,368)	(149,685)	792,174

[1]Excludes real estate and other non-financial instrument collateral.

Liabilities

	Dec 31, 2019
			Net amounts of financial liabilities presented on the balance sheet	Amounts not set off on the balance sheet
in € m.	Gross amounts of financial liabilities	Gross amounts set off on the balance sheet		Impact of Master Netting Agreements	Cash collateral	Financial instrument collateral	Net amount
Deposits	572,208	0	572,208	0	0	0	572,208
Central bank funds purchased and securities sold under repurchase agreements (enforceable)	5,452	(2,985)	2,467	0	0	(2,467)	0
Central bank funds purchased and securities sold under repurchase agreements (non-enforceable)	648	0	648	0	0	(400)	248
Securities loaned (enforceable)	191	0	191	0	0	(191)	0
Securities loaned (non-enforceable)	68	0	68	0	0	(61)	7
Financial liabilities at fair value through profit or loss (enforceable)	476,677	(96,316)	380,361	(264,392)	(29,755)	(42,121)	44,093
Of which: Negative market values from derivative financial instruments (enforceable)	324,374	(18,125)	306,249	(263,358)	(29,755)	(6,108)	7,028
Financial liabilities at fair value through profit or loss (non-enforceable)	24,087	0	24,087	0	(1,535)	(7,982)	14,570
Of which: Negative market values from derivative financial instruments (non-enforceable)	10,257	0	10,257	0	(1,286)	(401)	8,571
Total financial liabilities at fair value through profit or loss	500,764	(96,316)	404,448	(264,392)	(31,290)	(50,103)	58,663
Other liabilities	113,719	(5,754)	107,964	(45,985)	(418)	(15)	61,546
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	2,539	(1,109)	1,431	(1,118)	(269)	(15)	28
Remaining liabilities not subject to netting	147,521	0	147,521	0	0	(4)	147,517
Total liabilities	1,340,571	(105,056)	1,235,515	(310,376)	(31,708)	(53,240)	840,190

Other assets include € 1.8 billion positive market values for derivative financial instruments which have been reclassified into asset held for sale, associated with the Prime Finance platform being transferred to BNP Paribas, along with the corresponding impact of master netting agreements and collateralization. Due to the same reason, other liabilities include € 2.5 billion negative market values for derivative financial instruments which have been reclassified into liabilities held for sale, along with the corresponding impact of master netting agreements and collateralization. For further information please refer to Note 24 “Non-Current Assets and Disposal Groups Held for Sale” to the consolidated financial statements.

Effective December 30, 2019, the Group elected to convert its interest rate swaps (IRS) transacted with the Japan Securities Clearing Corporation (JSCC) from the previous collateral model to a settlement model. The IRS are now legally settled on a daily basis resulting in derecognition of the associated assets and liabilities. Previously, the Group applied the principles of IAS 32 offsetting to present net the positive (negative) carrying amounts of the IRS and associated variation margin payables (receivables). As a result, gross amounts of financial assets and financial liabilities and corresponding gross amounts set off on the balance sheet decreased by € 5.0 billion and € 3.9 billion as of December 31, 2019, respectively, with no change to the net amounts of financial assets and financial liabilities presented on the balance sheet.

The column ‘Gross amounts set off on the balance sheet’ discloses the amounts offset in accordance with all the criteria described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates: Offsetting Financial Instruments”.

The column ‘Impact of Master Netting Agreements’ discloses the amounts that are subject to master netting agreements but were not offset because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only. The amounts presented for other assets and other liabilities include cash margin receivables and payables respectively.

The columns ‘Cash collateral’ and ‘Financial instrument collateral’ disclose the cash and financial instrument collateral amounts received or pledged in relation to the total amounts of assets and liabilities, including those that were not offset.

Non-enforceable master netting agreements or similar agreements refer to contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws.

The cash collateral received against the positive market values of derivatives and the cash collateral pledged towards the negative mark-to-market values of derivatives are booked within the ‘Other liabilities’ and ‘Other assets’ balances respectively.

The Cash and Financial instrument collateral amounts disclosed reflect their fair values. The rights of set off relating to the cash and financial instrument collateral are conditional upon the default of the counterparty

.